LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
LEASES
NOTE 3: LEASES
The Company’s lease portfolio includes a factory building, office space, warehouses, material handling equipment, vehicles and office equipment. Included in the Wholesome purchase price allocation are right-of-use assets and operating lease liabilities of $7.6 million related to two leases acquired. All leases are classified as operating leases.
The right-of-use asset is subsequently measured throughout the lease term at the carrying amount of the lease liability. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease expense for the three months ended March 31, 2021was $1.1 million. Lease expense under prior lease accounting rules for the three months ended March 31, 2020 was $1.1 million. The Company subleases certain of its unused office space to third parties. These subleases generated sublease income of $0.2 million and $0.1 million for the three months ended March 31, 2021 and 2020, respectively.
The following table presents the future maturities of the Company’s lease obligations as of March 31, 2021 (in thousands):

Remainder of 2021	$4,356
2022	5,441
2023	5,389
2024	3,712
2025	2,593
Thereafter	1,524
Total lease payments	23,015
Less: imputed interest	1,660
Total operating lease liabilities	$21,355
The weighted-average remaining lease term is 4.4 years and the weighted-average discount rate is 3.57%.
Cash paid for amounts included in the measurement of the lease liability and for supplemental non-cash information for the three months ended March 31, 2021 was $1.2 million.
NOTE 3: LEASES
The Company measured Merisant and Mafco’s legacy lease agreements as if the leases were new at the date of the Business Combination and applied the provisions of ASC Topic 842. This resulted in the recognition of right-of-use assets and operating lease liabilities of $15.2 million as of June 26, 2020. The right-of-use assets and operating lease liabilities at June 26, 2020 also included approximately $0.3 million related to one lease that Act II had applied the provisions of ASC Topic 842 to effective January 1, 2020. In the third quarter of 2020, the Company recorded a measurement period adjustment that reduced the right-of-use assets by $2.7 million to adjust the value of the leases to market value. In the fourth quarter of 2020, the Company also applied the provisions of Topic 842 to one lease acquired in the Swerve acquisition. All leases are classified as operating leases.
The Company’s lease portfolio includes a factory building, office space, warehouses, material handling equipment, vehicles and office equipment.
Certain leases include one or more options to renew, with renewal terms that can extend the lease term from one to five years or more. The exercise of lease renewal options is at the Company’s sole discretion. For purposes of calculating operating lease liabilities, lease terms include options to extend the lease when it is reasonably certain that the Company will exercise that option.
Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes the appropriate incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment.
The Company’s lease agreements do not contain any residual value guarantees. Some leases include variable payments that are based on the usage and occupancy of the leased asset. The Company has elected not to record leases with an initial term of twelve months or less on the balance sheet.
For real estate and vehicle leases, the Company elected the practical expedient to not separate lease from non-lease components within the contract. Electing this practical expedient means the Company accounts for each lease component and the related non-lease component together as a single component. For equipment leases, the Company has not elected this practical expedient and separates the non-lease components from the lease component.
The right-of-use asset is subsequently measured throughout the lease term at the carrying amount of the lease liability. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease expense for the period from June 26, 2020 through December 31, 2020 was $2.3 million. Lease expense under prior lease accounting rules for the period of January 1, 2020 to June 25, 2020 and the years ended December 31, 2019 and 2018 was $2.2 million, $5.2 million and $3.7 million, respectively. The Company subleases some of its unused office space to third parties. These subleases generated sublease income of $0.3 million for the period from June 26, 2020 through December 31, 2020, $0.3 million from January 1, 2020 through June 25, 2020 and $0.5 million and $0.4 million for the years-ended December 31, 2019 and 2018, respectively.
The following table presents the future maturities of the Company’s lease obligations as of December 31, 2020 (in thousands):

2021	$4,119
2022	3,611
2023	3,512
2024	1,919
2025	1,417
Thereafter	1,546
Total lease payments	16,124
Less: imputed interest	(1,177)
Total operating lease liabilities	$14,947
The weighted-average remaining lease term is 4.6 years and the weighted-average discount rate is 3.42%.
Cash paid for amounts included in the measurement of the lease liability and for supplemental non-cash information for the period from June 26, 2020 through December 31, 2020 was $1.7 million.
The following table presents the Company’s future minimum lease payments under ASC Topic 840 as of December 31, 2019 (in thousands):

2020	$3,224
2021	2,845
2022	2,608
2023	2,354
2024	968
Thereafter	2,195
Less: sublease rental income	(3,683)
Total	$10,511